Invesco International Allocation Fund | Summary - Invesco Fund, Class Institutional
Statutory Prospectus Supplement dated June 23, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Global Equity Fund	Invesco Mid Cap Core Equity Fund
Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Invesco Income Allocation Fund	Invesco Moderately Conservative Allocation Fund
Invesco International Allocation Fund	Invesco Small Cap Growth Fund

Effective September 1, 2011, the following information is added underneath the last risk appearing under the heading “Fund Summaries — Invesco International Allocation Fund — Principal Risks of Investing in the Fund” and under the heading “Investment Objectives(s), Strategies, Risks and Portfolio Holdings — Invesco International Allocation Fund — Risks”:

“Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.”

Effective September 1, 2011, the following information replaces in its entirety the information appearing under the heading““Fund Summaries — Invesco International Allocation Fund — Performance Information — Average Annual Total Returns (for the periods ended December 31, 2010)”:
Average Annual Total Returns Invesco International Allocation Fund	Column	Label		1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Class Institutional, Invesco International Allocation Fund	Institutional Class: Inception (10/31/05)	Return Before Taxes		12.37%	4.10%	5.51%	Oct. 31, 2005
Return After Taxes on Distributions Class Institutional, Invesco International Allocation Fund	Institutional Class: Inception (10/31/05)	Return After Taxes on Distributions		11.99%	3.31%	4.60%	Oct. 31, 2005
Return After Taxes on Distributions and Sale of Fund Shares Class Institutional, Invesco International Allocation Fund	Institutional Class: Inception (10/31/05)	Return After Taxes on Distributions and Sale of Fund Shares		8.52%	3.38%	4.52%	Oct. 31, 2005
MSCI AC World Ex-US Index		MSCI AC World Ex-US Index	[1]	11.15%	4.82%	6.29%	Oct. 31, 2005
MSCI EAFE Index		MSCI EAFE® Index:	[1]	7.75%	2.46%	3.77%	Oct. 31, 2005
Lipper International Multi-Cap Core Funds Index		Lipper International Multi-Cap Core Funds Index:		12.54%	4.35%	5.52%	Oct. 31, 2005
[1]	The Fund has elected to use the MSCI AC World Ex-US Index rather than the MSCI EAFE Index as its broad-based securities market/style specific benchmark because the MSCI AC World Ex-US Index more appropriately reflects the Fund's investment style.